Sales - Other operating revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Other operating income (expense)	$ 24,973	$ (15,085)	$ (29,260)